Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit	₩ 1,932,386	₩ 2,909,311	₩ 1,032,065
Adjustments for:
Depreciation	2,911,048	2,887,646	2,835,843
Amortization	356,581	409,774	378,004
Finance income	(737,745)	(1,376,324)	(882,905)
Finance costs	1,168,225	1,440,282	1,501,953
Income tax expense	1,683,630	1,185,740	379,544
Gain on disposal of property, plant and equipment	(53,139)	(32,145)	(23,826)
Loss on disposal of property, plant and equipment	117,614	151,343	86,622
Impairment losses on property, plant and equipment	1,004,704	117,231	196,882
Gain on disposal of investments in subsidiaries, associates and joint ventures	(45,241)	(81,794)	(23,305)
Loss on disposal of investments in subsidiaries, associates and joint ventures	5,226	19,985	22,499
Share of loss (profit) of equity-accounted investees	(112,635)	(10,540)	88,677
Expenses related to post-employment benefits	216,489	199,926	333,139
Increase to provisions	240,146	215,383	189,914
Impairment loss on trade and other receivables	137,873	271,871	202,717
Loss on valuation of inventories	141,799	78,560	152,249
Gain on disposal of intangible assets	(117,139)	(22,391)	(671)
Impairment losses on goodwill and intangible assets	337,519	167,995	127,875
Gain on disposal of assets held for sale	(27,171)	(1,180)	(23,112)
Impairment losses on assets held for sale	50,829		24,890
Others, net	77,945	(10,093)	8,804
Adjustments to reconcile profit (loss) other than changes in working capital	7,356,558	5,611,269	5,575,793
Changes in operating assets and liabilities	(2,105,726)	(1,841,633)	(404,570)
Interest received	352,337	244,980	206,839
Interest paid	(750,410)	(735,735)	(691,264)
Dividends received	224,410	225,514	152,559
Income taxes paid	(1,139,830)	(806,396)	(602,004)
Net cash provided by operating activities	5,869,725	5,607,310	5,269,418
Cash flows from investing activities
Acquisitions of short-term financial instruments	(32,173,134)	(20,843,530)	(18,578,809)
Proceeds from disposal of short-term financial instruments	31,105,544	19,146,634	17,177,409
Increase in loans	(627,783)	(1,055,895)	(603,332)
Collection of loans	941,962	667,045	557,064
Acquisitions of securities	(321,916)
Acquisitions of available-for-sale investments		(66,278)	(328,151)
Proceeds from disposal of securities	221,646
Proceeds from disposal of available-for-sale investments		1,006,856	280,066
Acquisitions of investments in associates and joint ventures	(47,355)	(60,277)	(173,769)
Proceeds from disposal of investments in associates and joint ventures	88,852	74,881	7,914
Acquisitions of property, plant and equipment	(2,135,550)	(2,287,580)	(2,324,112)
Proceeds from disposal of property, plant and equipment	90,412	39,183	44,330
Acquisitions of investment property	(44,106)	(69,169)	(45,735)
Proceeds from disposal of investment property	70,817	5,771	11,624
Acquisitions of intangible assets	(447,616)	(343,423)	(138,181)
Proceeds from disposal of intangible assets	77,654	28,502	8,672
Proceeds from disposal of assets held for sale	93,338	203,958	305,813
Increase in cash from (payment for) acquisition of business, net of cash acquired		(174,165)	4,503
Cash received (decrease in cash) from disposal of business, net of cash transferred	447,917	(53,008)	21,223
Others, net	11,348	(37,379)	18,844
Net cash used in investing activities	(2,647,970)	(3,817,874)	(3,754,627)
Cash flows from financing activities
Proceeds from borrowings	2,762,446	1,725,983	1,988,665
Repayment of borrowings	(3,136,308)	(3,136,016)	(4,274,895)
Proceeds from (repayment of) short-term borrowings, net	(854,554)	558,083	(885,861)
Payment of cash dividends	(723,934)	(863,450)	(708,970)
Payment of interest of hybrid bonds	(46,166)	(67,783)	(68,097)
Repayment of hybrid bonds	(1,160,000)
Capital contribution from non-controlling interests and proceeds from disposal of subsidiary while maintaining control	5,808	266,219	24,704
Capital deduction from non-controlling interests and additional acquisition of interests in subsidiaries	(3,823)	(26,288)	(11,301)
Others, net	(38,517)	(22,276)	(15,212)
Net cash used in financing activities	(3,195,048)	(1,565,528)	(3,950,967)
Effect of exchange rate fluctuation on cash held	4,628	(58,997)	12,611
Net increase (decrease) in cash and cash equivalents	31,335	164,911	(2,423,565)
Cash and cash equivalents at beginning of the period	2,612,530	2,447,619	4,871,184
Cash and cash equivalents at end of the period	₩ 2,643,865	₩ 2,612,530	₩ 2,447,619